Stock Options (Details 2)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected dividend yield	1.62%	1.98%
Risk - free interest rate	2.55%	2.28%
Expected volatility	22.22%	22.92%
Expected life of options	8	7